September 27, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Chester Funds (the “Trust”)
File No. 2-92948

Commissioners:

Enclosed is the 45th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) make material changes to the prospectus for Vanguard Target Retirement Funds and 2) to effect a number of non-material changes.

Pursuant to Rule 485(a) (1), we have designated an effective date of November 26, 2010 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Associate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission